Related Party Transactions (List of Major Related Parties) (Details)	12 Months Ended
Dec. 31, 2017
Sinopec Group [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Ultimate parent company
BOC [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the Group
Jinpu [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the Group
Yangu Gas [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the Group
Shanghai Secco [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group [1]
Chemical Industry [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Jinsen [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Azbil [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shanghai Nam Kwong Petro-Chemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shanghai Jinhuan Petroleum Naphthalene Development Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shanghai Chemical Industry Park Logistics Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Sinopec Chemical Commercial Holding Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Sales Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Yizheng Chemical Fibre Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China International United Petroleum and Chemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Refinery Product Sales Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Yangzi Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Beijing Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Ningbo Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Tianjin Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Russia Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Europe Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China and South Korea (Wuhan) petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec USA Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (Hongkong) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Huadong Supplies and Equipment Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Petro-CyberWorks Information Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Fuel Oil Sales Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
BASF-YPC Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the immediate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the immediate parent company
Sinopec Petroleum Storage and Reserve Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Assets Management Corporation [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Shanghai Petrochemical Machine Manufacturing Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Shanghai Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
The Fourth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
The Fifth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
The Tenth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Engineering Incorporation [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Ningbo Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Finance Company Limited ("Sinopec Finance") [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company

[1]	For the year ended 31 December 2017, Secco becomes the subsidiary of the immediate parent company.